UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Blvd., Suite 230  St.Louis   MO  63141

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Semi-Annual Report

February 28, 2010

Fund Advisor:

Sparrow Capital Management, Inc.

11330 Olive Boulevard, Suite 230

St. Louis, Missouri 63141

Toll Free: (888) 727-3301

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2010 (UNAUDITED)

Shares		Fair Value

COMMON STOCK - 98.32%

Aerospace/Defense - Major Diversified - 1.23%
1,600	Raytheon Co.	$89,984

Agricultural Chemicals - 1.07%
1,100	Monsanto Co.	77,715

Aircraft Engines & Engines Parts - 4.39%
4,660	United Technologies Corp.	319,909

Asset Management - 4.93%
11,920	Eaton Vance Corp.	359,865

Beverages - Soft Drinks - 6.65%
3,600	Coca-Cola Co.	189,792
7,100	Hansen Natural Corp.	295,218
		485,010

Chemicals - Major Diversified - 1.20%
2,600	EI DuPont de Nemours & Co.	87,672

Cigarettes - 9.33%
17,500	Altria Group, Inc.	352,100
6,700	Philip Morris International, Inc.	328,166
		680,266

Crude Petroleum & Natural Gas - 9.87%
5,600	Occidental Petroleum Corp.	447,160
6,400	Petroleo Brasileiro (ADR)	272,960
		720,120
Drug Manufacturers - Major - 4.58%
5,300	Johnson & Johnson	333,900

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2010 (UNAUDITED)

Shares		Fair Value

Electronic Computers - 1.16%
6,400	Dell, Inc. *	84,736

Electronic Utilities - 4.22%
8,780	Constellation Energy Corp.	307,915

Life Insurance - 3.39%
6,800	MetLife, Inc.	247,452

Metal Mining - 3.82%
3,800	BHP Billiton Ltd. Sponsored (ADR)	278,654

Metalworking Machinery & Equipment - 2.01%
4,600	Makita Corp. (ADR)	146,965

National Commercial Banks - 4.63%
8,050	JPMorgan Chase & Co.	337,859

Operative Builders - 3.33%
7,100	MDC Holdings, Inc.	242,962

Personal Products - 4.86%
5,600	Proctor & Gamble Co.	354,368

Processed & Packaged Goods - 1.20%
1,400	Pepsico, Inc.	87,458

Railroads, Line-Haul Operating - 3.49%
8,000	Genesee & Wyoming, Inc. Class A *	254,800

Restaurants - 2.10%
2,400	McDonalds Corp.	153,240

ADR - American Depositary Receipt

* Non-Income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2010 (UNAUDITED)

Shares		Fair Value

Semiconductor -Broad Line - 3.74%
11,200	Texas Instruments, Inc.	273,056

Steel Works, Blast Furnaces - 3.79%
5,220	United States Steel Corp.	276,347

Textile - Apparel Clothing - 4.03%
3,800	VF Corp.	294,044

Wholesale - Beer & Wine - 3.75%
8,200	Central European Distribution Corp. *	273,470

Wholesale - Electrical Apparatus - 3.75%
6,550	Anixter International, Inc. *	273,397

Wholesale - Groceries & Related Products - 1.80%
6,400	Wimm-Bill-Dann Foods (ADR) *	131,072

TOTAL FOR COMMON STOCKS (Cost $6,624,430) - 98.32%		$ 7,172,236

SHORT TERM INVESTMENTS - 1.84%
134,618	Fidelity Governmental Fund 57 - 0.02% **	134,618

TOTAL FOR SHORT TERM INVESTMENTS (Cost $134,618) - 1.84%		$ 134,618

TOTAL INVESTMENTS (Cost $6,759,048) - 100.16%		$ 7,306,854

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%		(11,797)

NET ASSETS - 100.00%		$ 7,295,057

ADR - American Depositary Receipt

* Non-Income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at February 28, 2010.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2010 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $6,759,048)	$ 7,306,854

Receivables:
Dividends and Interest	6,165
Due from Advisor	2,066
Prepaid Expenses	3,887
Total Assets	7,318,972
Liabilities:
Payables:
Accrued Distribution and/or Service (12b-1) Fees	3,010
Other Accrued Expenses	20,905
Total Liabilities	23,915
Net Assets	$ 7,295,057

Net Assets Consist of:
Paid In Capital	$ 10,456,184
Accumulated Undistributed Net Investment Loss	(12,079)
Accumulated Realized Loss on Investments	(3,696,853)
Unrealized Appreciation in Value of Investments	547,805
Net Assets	$ 7,295,057

Class A:
Net Assets	$ 6,442,053
Shares outstanding (unlimited number of shares authorized)	582,585
Net Asset Value	$ 11.06
Offering Price Per Share ($11.06 / 94.25%)	$ 11.73
Short-term Redemption Price Per Share ($11.06 x 0.99) *	$ 10.95

No Load Class:
Net Assets	$ 853,004
Shares outstanding (unlimited number of shares authorized)	80,378
Net Asset Value, Redemption Price and Offering Price Per Share	$ 10.61

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2010 (UNAUDITED)

Investment Income:
Dividends	$ 60,390
Interest	44
Total Investment Income	60,434

Expenses:
Advisory Fees (Note 4)	34,399
Distribution and/or Service (12b-1) Fees (Class A - $15,572; No Load Class - $864)	16,436
Transfer Agent Fees	2,807
Legal Fees	12,969
Accounting Fees	9,351
Audit Fees	7,313
Insurance Fees	328
Custody Fees	6,664
Miscellaneous Fees	1,265
Registration Fees	2,715
Trustee Fees	1,288
Printing and Mailing Fees	497
Total Expenses	96,032
Fees Waived and Reimbursed by the Advisor (Note 4)	(36,446)
Net Expenses	59,586

Net Investment Income	848

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(129,117)
Net Change in Unrealized Appreciation on Investments	792,982
Net Realized and Unrealized Gain on Investments	663,865

Net Increase in Net Assets Resulting from Operations	664,713

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	2/28/2010	8/31/2009
Decrease in Net Assets From Operations:
Net Investment Income	$ 848	$ 17,270
Net Realized Loss on Investments	(129,117)	(3,380,681)
Net Change in Unrealized Appreciation (Depreciation) on Investments	792,982	(1,249,139)
Net Increase (Decrease) in Net Assets Resulting from Operations	664,713	(4,612,550)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	427,299	1,008,377
No Load Class	402,750	21,466
Cost of Shares Redeemed
Class A	(408,697)	(3,428,863)
No Load Class	(59,031)	(128,287)
Net Increase (Decrease) from Shareholder Activity	362,321	(2,527,307)

Net Assets:
Net Increase (Decrease) in Net Assets	1,027,034	(7,139,857)
Beginning of Period	6,268,023	13,407,880
End of Period (Including Accumulated Undistributed Net Investment Income of $848 and $17,270, respectively)	$ 7,295,057	$ 6,268,023

Share Transactions:
Shares Sold
Class A	40,579	102,949
No Load Class	38,755	2,032
Shares Redeemed
Class A	(37,571)	(385,318)
No Load Class	(5,727)	(13,217)
Net Increase (Decrease) in Shares	36,036	(293,554)

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	2/28/10	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05

Net Asset Value, at Beginning of Year	$ 10.03	$14.61	$ 16.71	$ 14.31	$13.10	$11.64

Income From Investment Operations:
Net Investment Income (Loss)	0.00	0.02(a)	(0.09)(b)	(0.08)	(0.09)	(0.11)
Net Gain (Loss) on Securities - Realized and Unrealized	1.03	(4.60)	(2.01)	2.48	1.30	1.57
Total from Investment Operations	1.03	(4.58)	(2.10)	2.40	1.21	1.46

Net Asset Value, at End of Year	$ 11.06	$10.03	$ 14.61	$ 16.71	$14.31	$13.10

Total Return (c)	10.52%	(31.35)%	(12.57)%	16.77%	9.24%	12.54%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,442	$5,812	$12,591	$12,560	$8,045	$7,119
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.76%(e)	2.99%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.03%)(e)	(0.92)%	(0.58)%	(0.52)%	(0.71)%	(0.87)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	1.72%(e)	1.84%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%(e)	0.23%	(0.58)%	(0.52)%	(0.71)%	(0.87)%
Portfolio Turnover (d)	139.99%	131.44%	110.65%	36.36%	37.87%	49.94%

 (a) Per share net investment income has been determined on the basis of average shares outstanding during the period.

 (b) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

 (c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Total return does not reflect load.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(e) Annualized

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	02/28/10	08/31/09	08/31/08	08/31/07	08/31/06	08/31/05

Net Asset Value, at Beginning of Period	$ 9.64	$ 13.95	$ 16.04	$ 13.80	$ 12.72	$ 11.35

Income From Investment Operations:
Net Investment Income (Loss)	0.01	0.04	(0.18)	(0.14)	(0.09)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.96	(4.35)	(1.91)	2.38	1.17	1.48
Total from Investment Operations	0.97	(4.31)	(2.09)	2.24	1.08	1.37

Net Asset Value, at End of Period	$ 10.61	$ 9.64	$ 13.95	$ 16.04	$ 13.80	$ 12.72

Total Return (b)	10.41%	(30.90)%	(13.03)%	16.23%	8.49%	12.07%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 853	$ 456	$ 817	$ 1,450	$ 925	$ 459
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.45%(d)	2.83%	2.75%	2.75%	2.75%	2.74%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.79)%(d)	(0.77)%	(1.12)%	(1.00)%	(1.21)%	(1.36)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	1.53%(d)	1.67%	2.75%	2.75%	2.75%	2.74%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13%(d)	0.39%	(1.12)%	(1.00)%	(1.21)%	(1.36)%
Portfolio Turnover (c)	139.99%	131.44%	110.65%	36.36%	37.87%	49.94%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2010 (UNAUDITED)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998 and commenced operations on October 4, 1998. The Trust is an open-end diversified investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized two classes of shares: Class A shares and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2010 (UNAUDITED)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first-in first-out (FIFO) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and taxable capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. No reclassifications were required for the fiscal year ended August 31, 2009.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Effective October 1, 2008, the Fund’s Class C shares were reclassified as No Load Class shares and the fee structure was changed. With respect to No Load Class shares, there is no initial sales charge or CDSC. Prior to October 1, 2008, Class C shares were subject to a CDSC of 2.00% based on the lower of the shares’ cost or current NAV, if the shares were redeemed within two years of purchase. Shareholders purchasing shares prior to October 1, 2008 will be charged the CDSC fee of 2.00% if redeemed prior to two years from initial purchase date.

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses are allocated to each class based on the net assets of that class in relation to the net assets of the Fund (e.g., the “relative net assets” method).

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including real estate investment trusts) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,172,236	$0	$0	$6,263,170
Cash Equivalents	134,618	0	0	11,112
Total	$7,306,854	$0	$0	$6,274,282

The Fund did not hold any Level 3 assets during the six months ended February 28, 2010. For more detail on the investments in common stocks please refer to the Schedule of Investments.

The Fund adopted FASB Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") effective March 1, 2009. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the six months ended February 28, 2010.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains the Advisor to manage the Fund’s investments. The President of the Advisor is also a Trustee of the Fund.

Under the terms of the management agreement between the Advisor and the Trust on behalf of the Fund (the “Agreement”), the Advisor manages the Fund’s investments. Prior to October 1, 2008, the Advisor received an annual fee from the Fund equal to 1.75% of the Fund’s average daily net assets and paid all of the operating expenses of the Fund except brokerage, taxes, interest, 12b-1 fees, indirect fees and expenses of underlying investment companies acquired by the Fund, and extraordinary expenses during such fiscal year.

Effective October 1, 2008, the Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. Also effective October 1, 2008 the Advisor has contractually agreed to waive its management fee and/or to reimburse certain operating expenses to the extent necessary to maintain the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest), at 1.25% of the average daily net assets for each class. The contractual agreement will remain in place through December 31, 2010. Each fee waiver and expense reimbursement by the Advisor for the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation. For the six months ended February 28, 2010, the Advisor earned fees of $34,399 from the Fund. As of February 28, 2010, the Advisor owed $2,066 to the Fund. For the six months ended February 28, 2010 the Advisor waived management fees of $36,446. At February 28, 2010, the amount subject to future recoupment is as follows:

Fiscal Year Ended	Recoverable Through	Amount
August 31, 2009	August 31, 2012	$83,483
August 31, 2010	August 31, 2013	$36,446

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Each class has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with regard to Class A shares and No-Load Class shares (each a “Plan,” together the “Plans”).

Under the Class A Plan, the Fund pays an annual fee of 0.50% of the average daily net assets of the Fund invested in Class A shares to help defray the cost of distributing Class A shares.  Of this amount, 0.25% is paid to the Fund’s Distributor, and will be used in connection with the promotion and distribution of Class A shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  The remaining 0.25% is paid directly to the Advisor, and will be used by the Advisor to compensate with a “service fee” any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc., that perform certain administrative or other servicing functions for the Fund’s Class A shareholders.

Under the No-Load Class Plan, the Fund pays the Advisor an annual fee of 0.25% of the average daily net assets of the Fund invested in No-Load Class shares to help defray the cost of servicing the No-Load Class shares. The Advisor will use these fees to compensate with a “service fee,” any entities that perform certain administrative or other servicing functions for the Fund’s No-Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.  Prior to October 1, 2008 and the reclassification of the Class C Shares as No-Load Shares, the Class C shareholders of the Fund paid 12b-1 fees of 1.00% of the average daily net assets of the Class C shares.

The Plans are compensation plans, which means that compensation is provided irrespective of actual 12b-1 fees incurred. For the six months ended February 28, 2010, Class A incurred 12b-1 expenses of $15,572 and No Load Class incurred 12b-1 expenses of $864.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases

U.S. Government Obligations             $ -

Other                                                      5,415,690

Sales

U.S. Government Obligations             $ -

Other                                                      5,170,489

As of February 28, 2010, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation                             $     867,234

Gross (Depreciation)                               (319,429)

Net Depreciation on Investments       $      547,805

At February 28, 2010, the aggregate cost of securities for federal income tax purposes was $6,759,048.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of February 28, 2010, Henschel Manufacturing Company held for the benefit of others, in aggregate, approximately 47.73% of the Sparrow Growth Fund’s No-Load Class shares and may be deemed to control the Fund.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

On December 18, 2009 Class A paid an income distribution of 0.0251 totaling $14,881, and the No Load Class paid an income distribution of 0.0329 totaling $2,672.

There were no capital gain or income distributions for the years ended August 31, 2009.

As of February 28, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Realized Loss                                                                      $ (3,696,853)

Accumulated Undistributed Net Investment Income                  (12,079)

Unrealized Depreciation

                     547,805

             $ (3,161,127)

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 28, 2010 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2009 through February 28, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in companing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost have been higher.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2010 (UNAUDITED)

Sparrow Growth Fund Class A	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period September 1, 2009 – February 28, 2010*
Actual	$1,000.00	$1,105.23	$8.98
Hypothetical (Assumes a 5% annual return before expenses)	$1,000.00	$1,016.27	$8.60

*Expenses are equal to the Fund’s annualized expense ratio of 1.72% for Class A, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The Advisor has agreed to waive its advisory fees and/or reimburse fund expenses (excluding brokerage, commissions, underlying fund fees and expenses or extraordinary expenses) through December 31, 2010 to limit total annual fund operating expenses for the Value Fund to 1.25%.

Sparrow Growth No Load Class	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period September 1, 2009 – February 28, 2010*
Actual	$1,000.00	$1,104.08	$7.98
Hypothetical (Assumes a 5% annual return before expenses)	$1,000.00	$1,017.21	$7.65

*Expenses are equal to the Fund’s annualized expense ratio of 1.53% for the No Load Class, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period). The Advisor has agreed to waive its advisory fees and/or reimburse fund expenses (excluding brokerage, commissions, underlying fund fees and expenses or extraordinary expenses) through December 31, 2010 to limit total annual fund operating expenses for the Value Fund to 1.25%.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2010 (UNAUDITED)

 Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (888) 727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-727-3301.

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2010 (UNAUDITED)

Name, Address* and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Gerald R. Sparrow ** Age: 49	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc.; Former President of Buford Dickson Harper Sparrow, an advisory company from 1995 to March 2004; General partner of Sparrow Fund L.P., an advisory company.	1	None

*     Address of each officer is 11330 Olive Boulevard, Suite 230, St. Louis, MO 63141

**   Mr. Sparrow is an “interested” person because he is the President of the Advisor.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Richard N. Priest Age: 77	Independent Trustee	Indefinite Term; since 2003.	Vice President (Retired) of the New York Stock Exchange.	1	South Side Day Nursery; Missouri Bar Association Advisory Committee
Donald D. Woodruff Age: 52	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc. a retail (sales of hearing aids) company from June 1992 through present.	1	None

* Address of each Trustee is 11330 Olive Boulevard, Suite 230, St. Louis, MO 63141.

TRUSTEES

Gerald R. Sparrow

Richard N. Priest

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

11330 Olive Blvd, Suite 230

St. Louis, MO 63141

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio  45202

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, Ohio 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about its management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date May 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date May 6, 2010

* Print the name and title of each signing officer under his or her signature.